SIGNIFICANT ACCOUNTING POLICIES (Schedule of Disaggregated by Geography and Percentage of Revenues) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Accounting Policies Line Items
Total revenues	$ 483,310	$ 431,542	$ 324,977
Percentage of Revenues	100.00%	100.00%	100.00%
Germany [Member]
Accounting Policies Line Items
Total revenues	$ 128,278	$ 114,176	$ 111,826
Percentage of Revenues	27.00%	26.00%	34.00%
United States [Member]
Accounting Policies Line Items
Total revenues	$ 97,000	$ 99,765	$ 88,333
Percentage of Revenues	20.00%	23.00%	27.00%
The Netherlands [Member]
Accounting Policies Line Items
Total revenues	$ 106,027	$ 101,512	$ 63,842
Percentage of Revenues	22.00%	24.00%	20.00%
Spain [Member]
Accounting Policies Line Items
Total revenues	$ 113,177	$ 82,217	$ 39,448
Percentage of Revenues	23.00%	19.00%	12.00%
Other countries [Member]
Accounting Policies Line Items
Total revenues	$ 38,828	$ 33,872	$ 21,528
Percentage of Revenues	8.00%	8.00%	7.00%